General Information - Revision of comparative figures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity attributable to owners of the Company	€ 41,390	€ 67,065
Deferred income	64,739	71,209
Revenue	6,514	3,594	€ 1,335
Financial income	2,593	4,863	1,516
Result for the year	(27,735)	(64,204)	(60,799)
Equity	41,390	66,681	114,110	€ 56,546
Changes in working capital	(48,956)	4,991	(25,014)
Accumulated Deficit
Result for the year	(28,119)	(64,424)	(60,740)
Equity	€ (400,850)	(379,109)	(316,889)	€ (257,747)
Increase (decrease) due to corrections of prior period errors
Equity attributable to owners of the Company		1,568
Deferred income		1,568
Revenue		(443)	(19)
Financial income		1,130	900
Result for the year		687	881
Changes in working capital		(443)	(19)
Increase (decrease) due to corrections of prior period errors | United States of America, Dollars
Assets (liabilities)		€ 72,777
Increase (decrease) due to corrections of prior period errors | Accumulated Deficit
Equity			€ 881